Segment Information	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Segment Information
Segment Information

3. Segment Information and Concentrations

The Company views its operations as two segments: the manufacture and marketing of standard benchtop laboratory equipment for research in university, hospital and industrial laboratories sold primarily through laboratory equipment distributors and laboratory and pharmacy balances and scales (“Benchtop Laboratory Equipment Operations”); and the design, manufacture, and marketing of bioprocessing systems and products (“Bioprocessing Systems”) and related royalty income.

Segment information is reported as follows:

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2022:

Revenues	$2,434,600	$430,300	$-	$2,864,900

Foreign Sales	783,600	269,700	-	1,053,300

Income (Loss) From Operations	247,300	(1,651,700)	(337,900)	(1,742,300)

Assets	10,231,100	10,024,261	10,271,439	30,526,800

Long-Lived Asset Expenditures	16,500	158,000	-	174,500

Depreciation and Amortization	24,600	229,900	-	254,500

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$-	$2,508,600

Foreign Sales	942,200	102,600	-	1,044,800

Income (Loss) From Operations	394,700	(1,323,900)	(929,600)	(1,858,800)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	18,600	92,100	-	110,700

Depreciation and Amortization	30,000	16,700	-	46,700

Approximately 50% and 55% of net sales from Benchtop Laboratory Equipment Operations (42% and 52% of total revenues) for the three months ended March 31, 2022 and 2021, respectively, were derived from sales of the Company’s main product, the Vortex-Genie 2 mixer, excluding accessories.

Approximately 24% and 20% of total Benchtop Laboratory Equipment Operations sales (20% and 19% of total revenues) were derived from the Torbal Scales Division for the three months ended March 31, 2022 and 2021, respectively. For the three months ended March 31, 2022 and 2021, respectively, three customers accounted for approximately 19% and 26% of net sales of the Benchtop Laboratory Equipment Operations (16% and 25% of the Company’s total revenues), respectively.

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2022:

Revenues	$7,465,700	$1,157,800	$-	$8,623,500

Foreign Sales	2,814,700	791,200	-	3,605,900

Income (Loss) From Operations	1,107,000	(5,091,300)	(1,127,200)	(5,111,500)

Assets	10,231,100	10,024,261	10,271,439	30,526,800

Long-Lived Asset Expenditures	83,100	321,300	-	404,400

Depreciation and Amortization	71,200	510,600	-	581,800

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$-	$7,245,100

Foreign Sales	2,724,800	395,000	-	3,119,800

Income (Loss) From Operations	1,347,100	(2,598,000)	(1,048,000)	(2,298,900)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	54,100	170,800	-	224,900

Depreciation and Amortization	79,700	46,500	500	126,700

Approximately 49% and 51% of total Benchtop Laboratory Equipment Operations sales (42% and 47% of total revenues) for the nine months ended March 31, 2022 and 2021, respectively, were derived from sales of the Company’s main product, the Vortex-Genie 2 mixer, excluding accessories.

Approximately 24% and 23% for both periods of total Benchtop Laboratory Equipment Operations sales (21% and 21% of total revenues) were derived from the Torbal Scales Division for the nine months ended March 31, 2022 and 2021, respectively.

For each of the nine-month periods ended March 31, 2022 and 2021, three customers accounted for approximately 20% and 23% of net sales of the Benchtop Laboratory Equipment Operations (17% and 21% of the Company’s total revenues), respectively.

2. Segment Information

The Company views its operations as two segments: the manufacture and marketing of standard benchtop laboratory equipment for research in university, hospital and industrial laboratories sold primarily through laboratory equipment distributors and laboratory and pharmacy balances and scales (“Benchtop Laboratory Equipment Operations”), and the design and marketing of bioprocessing systems and products and related royalty income (“Bioprocessing Systems”).

Segment information is reported as follows:

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2021:

Revenues	$9,043,600	$731,600	$-	$9,775,200

Foreign Sales	3,483,700	684,600	_	4,168,300

Income (Loss) From Operations	1,461,300	(4,828,600)	(1,341,400)	(4,708,800)

Assets	14,783,000	8,735,100	5,488,300	29,006,400

Long-Lived Asset Expenditures	60,500	196,900	-	257,400

Depreciation and Amortization	103,100	148,400	-	251,500

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2020:

Revenues	$6,783,600	$1,000,800	$-	$7,784,400

Foreign Sales	2,589,800	1,000,400	-	3,590,200

Income (Loss) From Operations	449,700	(727,500)	(385,700)	(663,500)

Assets	12,232,600	546,100	2,018,700	14,797,400

Long-Lived Asset Expenditures	36,000	40,700	-	76,700

Depreciation and Amortization	116,900	42,700	-	159,600